INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Investments [Abstract]
Composition of Investments
Investments consist of the following:

	As of December 31,
	2017	2016
	(Amounts in thousands)
Equity method investments, at fair value	$14,136	$14,895
Investment in available-for-sale securities	40,491	17,009
Investments of consolidated fund	2,005	—
Total investments, at fair value	$56,632	$31,904